Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		¥ 809,540	[1]	¥ 658,184		¥ 764,124
Provision for (reversal of) credit losses		484,210		321,713		34,330
Charge-offs		290,506		243,135		174,041
Recoveries collected		45,082		63,858		44,117
Net charge-offs		245,424		179,277		129,924
Other	[2]	(23,639)		8,920		(10,346)
Balance at end of fiscal year		1,348,391	[1]	809,540	[1]	658,184
Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	[3]	323,704
Balance at end of fiscal year	[3]			323,704
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		482,275		389,615		491,098
Provision for (reversal of) credit losses		235,584		153,782		(43,850)
Charge-offs		77,904		85,326		76,664
Recoveries collected		9,262		26,427		17,565
Net charge-offs		68,642		58,899		59,099
Other	[2]	1,532		(2,223)		1,466
Balance at end of fiscal year		734,577		482,275		389,615
Commercial [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	[3]	83,828
Balance at end of fiscal year	[3]			83,828
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		34,746		38,626		42,546
Provision for (reversal of) credit losses		1,385		(1,028)		(4,480)
Charge-offs		2,745		3,227		274
Recoveries collected		13		375		834
Net charge-offs		2,732		2,852		(560)
Other	[2]			0		0
Balance at end of fiscal year		82,893		34,746		38,626
Residential [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	[3]	49,494
Balance at end of fiscal year	[3]			49,494
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		35,180		32,550		32,119
Provision for (reversal of) credit losses		17,876		26,542		23,809
Charge-offs		24,564		25,149		24,310
Recoveries collected		1,463		1,237		932
Net charge-offs		23,101		23,912		23,378
Other	[2]			0		0
Balance at end of fiscal year		44,217		35,180		32,550
Card [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	[3]	14,262
Balance at end of fiscal year	[3]			14,262
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		58,995		52,581		53,765
Provision for (reversal of) credit losses		90,064		30,825		9,277
Charge-offs		40,376		27,934		13,224
Recoveries collected		4,362		4,173		3,733
Net charge-offs		36,014		23,761		9,491
Other	[2]	(6,327)		(650)		(970)
Balance at end of fiscal year		131,755		58,995		52,581
MUAH [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	[3]	25,037
Balance at end of fiscal year	[3]			25,037
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		169,626		144,812		144,596
Provision for (reversal of) credit losses		90,167		70,023		49,574
Charge-offs		93,192		77,907		59,569
Recoveries collected		23,415		23,170		21,053
Net charge-offs		69,777		54,737		38,516
Other	[2]	(14,953)		9,528		(10,842)
Balance at end of fiscal year		293,396		169,626		144,812
Krungsri [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	[3]	118,333
Balance at end of fiscal year	[3]			118,333
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		28,718
Provision for (reversal of) credit losses		49,134		41,569
Charge-offs		51,725		23,592
Recoveries collected		6,567		8,476
Net charge-offs		45,158		15,116
Other	[2]	(3,891)		2,265
Balance at end of fiscal year		61,553		28,718
Other [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	[3]	¥ 32,750
Balance at end of fiscal year	[3]			¥ 32,750

[1]	New guidance on measurement of credit losses on financial instruments requires the allowance for credit losses to be measured using the current expected credit losses model from April 1, 2020. For additional information, refer to Note 1
[2]	Other is principally comprised of gains or losses from foreign exchange translation.
[3]	See Note 1 for more information.